Note 11 - Fair Value Measurements (Details) - Financial Instruments, Assets And Liabilities Measured at Fair Value on Nonrecurring Basis (USD $)	10 Months Ended	12 Months Ended		10 Months Ended				12 Months Ended
	Oct. 31, 2013	Dec. 31, 2011	Oct. 31, 2013 Graphic Solutions [Member] Fair Value, Inputs, Level 3 [Member]	Oct. 31, 2013 Graphic Solutions [Member]	Dec. 31, 2013 Graphic Solutions [Member]	Jun. 30, 2013 Graphic Solutions [Member]	Dec. 31, 2011 Performance Materials [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Performance Materials [Member]	Oct. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]
Asset Category
Carrying Value Prior to Impairment Analysis	$ 4,300,000	$ 51,138,000		$ 4,300,000	$ 4,300,000	$ 4,300		$ 51,138,000
Fair Value			3,900,000		3,900,000	3,900	4,700,000		3,900,000	4,700,000
Total Losses	$ (400,000)	$ (46,438,000)		$ (400,000)				$ (46,438,000)